Merger with CPA 15 (Narratives) (Details) (USD $)	3 Months Ended								12 Months Ended						0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012 tenant property sqft	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 tenant property sqft	Dec. 31, 2011	Dec. 31, 2010	Sep. 13, 2012	Dec. 31, 2012 Below-market rent	Dec. 31, 2011 Below-market rent	Sep. 28, 2012 CPA 15 sqft property tenant	Dec. 31, 2011 CPA 15	Dec. 31, 2012 CPA 15	Sep. 30, 2012 CPA 15	Sep. 30, 2012 Marcourt Investments Inc.	Sep. 28, 2012 Marcourt Investments Inc. quantity	Sep. 28, 2012 WPC/CPA 15 Merger	Dec. 31, 2012 WPC/CPA 15 Merger	Sep. 28, 2012 WPC/CPA 15 Merger Market Value Flucuation	Sep. 28, 2012 WPC/CPA 15 Merger Increase In Client Base	Sep. 28, 2012 WPC/CPA 15 Merger Fixed Rate quantity	Sep. 28, 2012 WPC/CPA 15 Merger Variable Rate quantity
Merger Disclosure
Cash per share exchage rate															$ 1.25
Share per share exchange rate															$ 0.2326
Total per share consideration															$ 11.40						$ 12.65
Consideration, shares recieved																					121,194,272
Per share closing price on merger date																					$ 49.00
Merger consideration																	$ 1,532,718,000	$ 1,532,718,000			$ 1,500,000,000
Cash consideration paid															152,356,000		152,356,000	152,356,000			152,400,000
Fair value of WP Carey common shares issued															1,380,362,000		1,380,362,000	1,380,362,000
Increase in term loan																					175,000,000
Number of real estate properties	423								423						305					12
Number of tenants	124								124						76
Square footage of all real estate properties	38,500,000								38,500,000						27,000,000
Occupany rate															99.00%
Weighted Average Lease Term															9.7
Lease revenues									123,203,000	62,236,000	51,094,000					242,200,000						57,300,000
Number of loans acquired																									58	9
Nonrecourse debt fair value															1,200,000,000
Weighted average interest rate															5.60%
Merger fees earned															19,000,000
Equity investment income															4,500,000
Acquisition cost expensed																						31,700,000
Net income	15,477,000	2,588,000	31,777,000	12,290,000	9,091,000	25,202,000	81,443,000	23,343,000	62,132,000	139,079,000	73,972,000											9,500,000
Income loss attributable to non controlling interest																						2,500,000
Equity method investment, ownership percentage																		47.37%	52.63%		100.00%
Liabilities assumed																	1,537,550,000	1,538,467,000
Common stock, per share value												$ 0.0001									$ 45.07
Goodwill in connection with Merger															268,683,000		268,683,000	274,951,000					110,800,000	121,200,000
Common stock, market value																					$ 49.00
Increase in market value of stock																								$ 1.33
Gain on change in control of interests									20,744,000	27,859,000	781,000										14,700,000
Gain on conversion of shares									15,000	3,806,000											6,100,000
Carrying value of shares owned																					48,700,000
Fair value of shares owned																					54,800,000
Carrying value of equity investments																					92,400,000
Fair value of equity investments acquired																					107,100,000
Per share premium																					$ 3.93
Net asset value, per share																					$ 10.40
Shares issued to stockholders of CPA:15 in connection with the Merger, shares																					28,170,643
Shares issued to stockholders of CPA:15 in connection with the Merger, value									1,380,361,000												1,400,000,000
Amortizable and Unamortizable Intangible Liabilities, net	106,448,000				4,973,000				106,448,000	4,973,000			82,944,000	4,973,000							102,155,000
Provision for income taxes									$ 6,783,000	$ 37,214,000	$ 25,852,000											$ 9,600,000
valuation technique																					• Discount rates applied to the estimated net operating income of each property ranged from approximately 3.5% to 14.75%; • Discount rates applied to the estimated residual value of each property ranged from approximately 5.75% to 12.5%; • Residual capitalization rates applied to the properties ranged from approximately 7.0% to 11.5%. • The fair market value of such property level debt was determined based upon available market data for comparable liabilities and by applying selected discount rates to the stream of future debt payments; and • Discount rates applied to cash flows ranged from approximately 2.7% to 10%.
Number Of Shares Owned																					10,389,079